Other Income	6 Months Ended
Jun. 30, 2025
Other Income [Abstract]
Other income

Note 20 — Other income

Other income – Other is EUR101,755 and EUR20,240 for the six months ended June 30, 2025 and 2024, respectively. The amount for the six months ended June 30, 2025 consists mainly of EUR151,739 from grant income offset by EUR72,783 finance costs incurred from related parties. The grant income includes €243,000 received from the Football Federation of Macedonia (FFM) and the Municipality of Strumica, which met the recognition criteria under IAS 20 as there were no unfulfilled conditions or specific performance obligations attached to the funds. The amount for the six months ended June 30, 2024 consists mainly of EUR178,472 from subsidies, grants and donation income. The Company recognized grant and donation income within “Other income” as these amounts are not related to the Company’s ordinary activities and are not subject to any specific performance obligations required to receive the funds.

In addition, during the six months ended June 30, 2025, the Company recognized other income of approximately EUR2,042,000, representing the fair value adjustment on its previously held interest in a newly consolidated subsidiary (Juve Stabia). Refer to Note 3 for further details on this transaction.